Equity - Changes in Shares of Common Stock (Detail)	12 Months Ended						12 Months Ended
	Dec. 31, 2011 Issued [Member]	Dec. 31, 2010 Issued [Member]	Dec. 31, 2009 Issued [Member]	Dec. 31, 2011 Held In Treasury [Member]	Dec. 31, 2010 Held In Treasury [Member]	Dec. 31, 2008 Held In Treasury [Member]	Dec. 31, 2011 Held in Grantor Trusts [Member]	Dec. 31, 2010 Held in Grantor Trusts [Member]	Dec. 31, 2009 Held in Grantor Trusts [Member]
Beginning balance, Common stock	1,740,529,279	1,733,345,558	1,729,264,859	272,873,537	208,346,815	208,346,815	36,890,375	38,742,261	40,739,129
Repurchase of common stock				155,453,382	64,526,722		(157,470)
Distributed under benefit plans	9,021,308	7,183,721	4,080,699	(475,696)			(703,500)	(1,776,873)	(2,018,692)
Transfer to treasury stock							(36,029,405)
Transfer from grantor trust				36,029,405
Other								(75,013)	21,824
Ending balance, Common stock	1,749,550,587	1,740,529,279	1,733,345,558	463,880,628	272,873,537	208,346,815		36,890,375	38,742,261